Operating Segments and Geographic Area Information - Long-Lived Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Long-Lived Assets:	$ 1,548,577	$ 1,482,499	$ 1,309,917
United States
Segment Reporting Information [Line Items]
Long-Lived Assets:	748,719	735,269	652,022
Netherlands
Segment Reporting Information [Line Items]
Long-Lived Assets:	193,775	192,540	185,799
Jordan
Segment Reporting Information [Line Items]
Long-Lived Assets:	227,818	209,133	141,725
Brazil
Segment Reporting Information [Line Items]
Long-Lived Assets:	78,078	85,353	83,452
Germany
Segment Reporting Information [Line Items]
Long-Lived Assets:	86,175	72,797	70,051
China
Segment Reporting Information [Line Items]
Long-Lived Assets:	41,858	39,542	64,449
France
Segment Reporting Information [Line Items]
Long-Lived Assets:	34,523	32,305	28,652
Korea
Segment Reporting Information [Line Items]
Long-Lived Assets:	86,827	81,962	25,008
United Kingdom
Segment Reporting Information [Line Items]
Long-Lived Assets:	3,665	0	12,436
Other foreign countries
Segment Reporting Information [Line Items]
Long-Lived Assets:	$ 47,139	$ 33,598	$ 46,323